Income Taxes (Details) - Schedule of components of income tax expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Components Of Income Tax Expense Abstract
Current tax expense	$ 77,645	$ 85,219	$ 77,138
Deferred tax recovery	(27,716)	(6,842)	(81,491)
Tax expense (recovery)	$ 49,929	$ 78,377	$ (4,353)